Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Fair Value Valuation of Warrant Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Dividend	0.00%	0.00%	0.00%
Bottom Of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Volatility	73.00%	73.20%	73.00%
Risk free rate	0.52%	0.03%	0.07%
Top of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Volatility	87.10%	76.40%	87.20%
Risk free rate	3.11%	1.72%	0.91%
Warrant liability
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Underlying stock price (in dollars per share)	$ 24.96	$ 23.31
Volatility	62.30%	70.50%
Risk free rate		0.58%
Dividend	0.00%	0.00%
Warrant liability | Bottom Of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Risk free rate	3.80%
Warrant liability | Top of Range
Disclosure Of Fair Value Valuation Of Warrant Liability [Line Items]
Risk free rate	4.70%